Shareholder Report, Line Graph (Details) 192150_Kurv Technology Titans Select ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	May 31, 2025	Jul. 22, 2024	May 31, 2026
Kurv Technology Titans Select ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Kurv Technology Titans Select ETF NAV
Accumulated Value	$ 10,668	$ 10,000	$ 15,624
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 TR
Accumulated Value	10,747	10,000	$ 13,948
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ 100 Total Return Index
Accumulated Value	$ 10,838	$ 10,000	$ 15,508